Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

Note 11:- Shareholders’ equity

a.	During June 2023, the Company raised $23,000 in an offering, pursuant to which the Company issued a total of 11,794,873 ordinary shares at a purchase price of $1.95 per share. The aggregate net proceeds, after issuance costs, received by the Company from the offering were $22,496.

b.	During September 2024, the Company increased its authorized capital to 165,000,000 ordinary shares. The increase in authorized capital shares was approved by the Company’s shareholders at the 2024 annual general meeting.

c.	On November 4, 2024, the Company completed a public offering of its securities. The gross proceeds from this offering were approximately $15,000, before deducting the underwriters’ discounts and commissions and other offering expenses payable by the Company of approximately $1,200. The securities were sold as a unit for $1.82 per unit, with each unit consisting of one ordinary share (or one pre-funded warrant in lieu of one ordinary share), one Tranche A Warrant and one Tranche B Warrant. In the offering, the Company issued an aggregate of (a) 8,250,000 ordinary shares (or pre-funded warrants in lieu thereof), consisting of (i) 4,293,957 ordinary shares and (ii) pre-funded warrants to purchase an aggregate of 3,956,043 ordinary shares, (b) Tranche A Warrants to purchase up to 8,250,000 ordinary shares at $2.35 per share and (c) Tranche B Warrants to purchase up to 8,250,000 ordinary shares at $1.82 per share. Each share or pre-funded warrant, as applicable, was sold together with one Tranche A Warrant to purchase one ordinary share and one Tranche B Warrant to purchase one ordinary share.

The Warrants were classified in permanent equity, as the Warrants are considered indexed to the Company’s own stock and meet the additional requirements for equity classification in accordance with ASC 815-40-25-10.

On January 6, 2025, 118,134 of Tranche A warrants were exercised to purchase 118,134 ordinary shares in consideration of approximately $278 and 118,134 of Tranche B warrants were exercised to purchase 118,134 ordinary shares in consideration of approximately $215.

d.	On January 7, 2025, the Company sold in an underwritten registered direct public offering, an aggregate of 10,332,031 ordinary shares in consideration for gross proceeds of $33,100. Net proceeds were approximately $30,800, net of issuance costs.

e.	During September 2025, the Company increased its authorized capital to 200,000,000 ordinary shares. The increase in authorized capital shares was approved by the Company’s shareholders at the 2025 annual general meeting.

f.	On January 26, 2026, the Company sold in an underwritten registered direct offering an aggregate of 13,225,000 ordinary shares in consideration for gross proceeds of $18,500. Refer to Note 15b.

g.	Share options and RSU’s:

During 2016, the Company adopted the 2016 Share Incentive Plan (the “2016 Plan”) which provides the Company with the ability to grant its employees, directors and service providers options to purchase Ordinary Shares of the Company, at a purchase price as determined by the Board of Directors at the date of grant. Pursuant to the 2016 Plan, 3,384,454 Ordinary Shares were reserved for issuance. Each option granted under the Plan expires no later than seven years from the date of grant or 60 days after termination of engagement. The vesting period of the share options is generally four years. In 2024, the term of the options granted under the 2016 Plan was extended to ten years from the date of grants. The expense related to the extension is included in stock-based compensation.

In August 2021, the Board of the Company approved and in September 2021 the shareholders approved, the Arbe Robotics Ltd. 2021 Equity Incentive Plan (the “2021 Plan”) which became effective on October 7, 2021. The 2021 Plan covers (a) 4,079,427 ordinary shares plus (b) and without the need to further amend the Plan on January 1 of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2031, a number of Shares equal to the lesser of: (i) 5% of the total number of ordinary shares outstanding on December 31 of the immediately preceding calendar year, and (ii) an amount determined by the Board, , if so determined prior to the January 1 of the calendar year in which the increase will occur. On December 18, 2024, there was an increase in the size of the reserved and available pool by an additional 3,698,746 ordinary shares, representing approximately 4% of the total number of ordinary shares outstanding on December 31, 2024 and following the increase there were a total of 4,230,715 ordinary shares reserved and available for issuance under the 2021 Plan (including any remaining ordinary shares reserved and available for issuance under the 2016 Plan). On January 22, 2026, the board of directors resolved to increase the size of the reserved and available pool by an additional 3,534,973 ordinary shares.

Following the increase, there were 5,511,500 ordinary shares representing approximately 5% of the total number of ordinary shares outstanding on December 31, 2025, reserved and available for issuance under the 2021 Plan (including any remaining ordinary shares reserved and available for issuance under the 2016 Plan).

Upon the adoption of the 2021 Plan, the Company will no longer grant any awards under the 2016 Plan, although previously granted options under the 2016 Plan remain outstanding and governed by the 2016 Plan and awards available for grant under the 2016 Plan which had not been issued or which expired unexercised may be issued pursuant to the 2021 Plan. The vesting period of the awards is generally four years. Generally, under the terms of the Plans, unless determined otherwise, 25% of an award granted becomes exercisable on the first anniversary of the date of grant and 6.25% becomes exercisable once every quarter during the subsequent three years.

Share option and RSU’s plans:

A summary of the stock option activity under the Company’s equity plans during the years ended December 31, 2025, 2024 and 2023 is as follows:

	Outstanding share options	Weighted- average exercise price ($)	Weighted average remaining contractual life (years)	Aggregate intrinsic value ($ in thousands)
Options:
Outstanding as of December 31, 2022	6,052,214	4.166	5.570	7,761,705

Granted	430,874	2.728
Forfeited	(351,671)	7.767
Exercised	(1,074,162)	0.654
Outstanding as of December 31, 2023	5,057,255	4.543	5.662	2,352,517

Granted	80,000	1.91
Forfeited	(291,124)	6.08
Exercised	(255,756)	0.81
Outstanding as of December 31, 2024	4,590,375	4.62	5.87	1,364,975

Granted	360,000
Forfeited	(471,914)
Exercised	(394,964)
Outstanding as of December 31, 2025	4,083,497	4.38	5.53	326,730

Exercisable as of December 31, 2025	3,577,070	4.71	5.04	326,730

Options available for future grants	1,976,527

A summary of the Company’s RSUs activity during the years ended December 31, 2025, 2024 and 2023 is as follows:

Numbers of RSUs
RSUs:
Outstanding as of December 31, 2022	2,598,084
Granted	2,908,983
Forfeited	(370,067)
Vested	(895,170)
Outstanding as of December 31, 2023	4,241,830
Granted	4,377,834
Forfeited	(432,018)
Vested	(3,274,523)
Outstanding as of December 31, 2024	4,913,123
Granted	2,755,887
Forfeited	(389,665)
Vested	(4,135,927)
Outstanding as of December 31, 2025	3,143,418

Fair value factors:

The following table sets forth the parameters used in computation of the options compensation to employees and service providers:

	Year ended December 31
	2025	2024	2023

Expected term, in years	5.81	6.11	5.82
Expected volatility	50.38%	51.75%	47%-51.75%
Risk-free interest rate	3.7%	4.23%	4.15%-4.55%
Expected dividend yield	0%	0%	0%

Fair value:

The fair value of the ordinary shares is the market price of the ordinary shares on the date of grant.

Expected volatility:

As the Company was privately owned until October 2021, there is not sufficient historical volatility for the expected term of the stock options. Therefore, the Company uses a weighted average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities.

Expected term (years):

Expected term represents the period that the Company’s option grants are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the stock options. Therefore, the Company elected to utilize the simplified method to value option grants. Under this approach, the weighted-average expected life is presumed to be the average of the shortest vesting term and the contractual term of the option.

Risk-free interest rate:

The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

Expected dividend yield:

The Company does not anticipate paying any dividends in the foreseeable future. Thus, the Company used 0% as its expected dividend yield.

The following table presents stock-based compensation expense to employees included in the Company’s consolidated statements of operations:

	Year ended December 31,
	2025	2024	2023

Research and development	$6,025	$9,684	$8,721
Sales and marketing	1,594	2,384	2,229
General and administrative	1,375	2,187	1,786
Cost of revenues	148	287	276

Total stock-based compensation expense	$9,142	$14,542	$13,012

Share based compensation expenses are not deductible for income tax purposes, and therefore the Company did not recognize any tax benefits related to the stock-based compensation for the years ended December 31, 2025, 2024 and 2023.

The annual retention grant covering the period from April 1, 2025 through April 1, 2026 is composed of equity in the form of RSUs and a cash retention bonus. Both components vest on April 1, 2026, subject to continued employment with the Company through that date. The cash retention bonus is recognized on a straight-line basis over the service period, consistent with the accounting treatment of the equity component.

The Company adopted ASU 2018-07 and accordingly measured at the grant dates of each of the above grants of stock-based compensation issued to service providers their fair value using Black-Scholes model, which requires inputs such as exercise price, estimated ordinary share price, expected dividend yield, estimated ordinary share price volatility and risk-free interest rate. During 2025, 2024 and 2023, the Company recognized the total fair value of the stock-based compensation of development-related service providers in the amounts of $664, $1,186 and $629, respectively.